RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (USD $)	3 Months Ended		6 Months Ended			12 Months Ended									102 Months Ended	108 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]
Retail Sales (revenue prior to change to mining company in 2006)																	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Revenue	0	0	0	0		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cost of Revenue	0	0	0	0		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Gross Loss	0	0	0	0		0	0								0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Commissions & Consulting Fees	4,800	6,000	4,800	6,000		9,000	43,216								312,000	316,800	0	6,000	0	6,000	6,000	9,000	43,216	0	0	0	0	0		0	0	6,000	0	6,000	6,000	9,000	43,216
General & Administrative Costs	80,732	72,701	161,728	166,286		339,524	345,451								9,160,947	9,322,675	85,640	72,701	93,585	166,286	251,926	339,524	345,451	0	0	0	0	0	0	0	85,640	72,701	93,585	166,286	251,926	339,524	345,451
Mining Property Costs	179,639	139,036	226,540	307,150		591,926	265,137								1,672,351	1,898,891	63,326	32,687	55,846	88,533	151,859	591,926	170,856	76,820	106,349	112,269	218,617	295,437	0	94,281	140,146	139,036	168,115	307,150	447,296	591,926	265,137
Impairment Expense	0	0	0	0		5,341	124,343								145,995	145,995	0	0	0	0	0	5,341	124,343	0	0	0	0	0	0	0	0	0	0	0	0	5,341	124,343
Other Income from Mineral Claims	0	0	0	0		32,500	0								309,649	309,649	0	0	0	0	0	32,500	0	0	0	0	0	0	0	0	0	0	0	0	0	32,500	0
Interest Income	120	(120)	244	425		831	532								1,472	1,716	159	(120)	545	425	584	831	532	0	0	0	0	0	0	0	159	(120)	545	425	584	831	532
Interest Expense	(98,321)	(105,048)	(405,900)	(167,787)		(644,773)	(166,748)								(906,959)	(1,312,859)	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)	0	0	0	0	0	0	0	(155,881)	(105,048)	(62,739)	(167,787)	(323,668)	(644,773)	(166,748)
Gain/Loss on Derivative Liability	(359,114)	0	(576,640)	0		(386,833)	0								(386,833)	(963,473)	(449,291)	0	0	0	(449,291)	(386,833)	0	0	0	0	0	0	0	0	(449,291)	0	0	0	(449,291)	(386,833)	0
Net Other Income (Expenses)	(459,228)	(105,168)	(867,703)	(337,909)		(995,015)	(153,829)								(1,100,538)	(1,968,241)	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)	0	0	0	0	0	0	0	(606,329)	(105,244)	(232,868)	(338,112)	(944,441)	(995,015)	(153,829)
Loss From Continuing Operations	0	0	0	0		(2,119,706)	(1,045,749)								(12,802,252)	(14,177,576)	0	0	0	0	0	(2,119,706)	0	0	0	0	0	0	0	0	0	0	0	0	0	(2,119,706)	0
Loss From Discontinued Operations	0	0	0	0		0	0								(673,596)	(673,596)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net Loss	(784,903)	(355,916)	(1,375,324)	(895,168)		(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(13,475,848)	(14,851,172)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	0	(94,281)	(864,469)	(355,916)	(539,253)	(895,168)	(1,759,637)	(2,119,706)	(1,045,749)
Excess Cash Received Compared to Redeemable Amount of Stock	0	0	0	0		0	974								974	974	0	0	0	0	0	0	0	0	0	0	0	0	0	974	0	0	0	0	0	0	974
Accretion of Discount on Redeemable Common Stock	(489)	(6,836)	(14,701)	(21,442)		(29,516)	0								(29,516)	(44,217)	0	0	0	0	0	0	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0	(4,157)	(6,836)	(14,606)	(21,442)	(25,599)	(29,516)	0
Interest on Redeemable Common Stock	(12,337)	(5,453)	(21,298)	(7,978)		(22,701)	(247)								(22,948)	(44,246)	0	0	0	0	0	0	0	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)	(6,907)	(5,453)	(2,525)	(7,978)	(14,885)	(22,701)	(247)
Net Loss Attributable to Common Shareholders	(797,729)	(368,205)	(1,411,323)	(924,588)		(2,171,923)	(1,045,022)								(13,527,338)	(14,938,661)	(787,649)	(249,567)	(426,984)	(676,551)	(1,464,200)	(2,119,706)	(951,468)	(87,884)	(118,638)	(129,400)	(248,037)	(284,723)	(52,217)	(93,554)	(875,533)	(368,205)	(556,384)	(924,588)	(1,800,121)	(2,171,923)	(1,045,022)
Unrealized Loss on Available For Sale Securities	(7,500)	0	2,450	0		(12,500)	0		(22,780)	22,780					(12,500)	(10,050)	0	0	0	0	0	(12,500)	0	0	0	0	0	0	0	0	0	0	0	0	0	(12,500)	0
Total Comprehensive Loss	(805,229)	(368,205)	(1,408,873)	(924,588)		(2,184,423)	(1,045,022)								(13,539,838)	(14,948,711)	0	0	0		0	(2,132,206)	0	0	0	0		0	0	0	0	0	0		0	(2,184,423)	0
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	112,522,912	99,296,795	108,542,908	98,712,344		99,799,411	91,479,959										100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	99,799,411	91,479,959	0	0		0	0	0	0	100,200,957	99,296,795		98,712,344	99,212,170	99,799,411	91,479,959
Basic Net Gain (Loss) per Share (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)		$ (0.02)	$ (0.01)										$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ 0	$ 0	$ 0	$ 0		$ 0		$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)																	100,200,957	99,296,795	98,127,893	98,712,344	99,212,170	0	91,479,959	0	0	0	0	0	0	0	95,880,831	99,296,795	98,127,893	98,712,344	89,719,476	0	91,479,959
Diluted Net Gain (Loss) per Share (in Dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)		$ (0.02)	$ (0.01)										$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ 0	$ (0.01)
Loss on Conversion of Debt	0	0	0	0		0	0								(137,000)	(137,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Bad Debt Expense	0	0	0	0		(982)	29,018								47,185	47,185	982	0	0	0	982	982	(29,018)	0	0	0	0	0	0	0	982	0	0	0	982	982	(29,018)
Accretion Expense	76	76	163	203	243	513	243								756	919	(76)	(76)	(127)	(203)	(279)	513	243	0	0	0	0	0	0	0	(76)	(76)	(127)	(203)	(279)	513	243
Loss on Settlement	0	0	0	0		0	62,095								62,095	62,095	0	0	0	0	0	0	(62,095)	0	0	0	0	0	0	0	0	0	0	0	0	0	(62,095)
Other Expense	(1,913)	0	0	(175,047)		(2,222)	0								(2,222)	(2,222)	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0	0	0	0	0	0	0	0	(2,222)	0	(175,047)	(175,047)	(177,269)	(2,222)	0
Realized Gain (Loss) on Investment	0	0	0	0		0	0								(97,109)	(97,109)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Depreciation Expense	24,060	26,185	48,120	52,370		98,673	60,560								159,233	207,353	21,432	26,185	26,185	52,370	73,802	98,673	60,560	0	0	0	0	0	0	0	21,432	26,185	26,185	52,370	73,802	98,673	60,560
Professional Services	36,368	6,750	66,270	25,250		79,714	52,970								250,432	316,702	10,922	6,750	18,500	25,250	36,172	79,714	52,970	0	0	0	0	0	0	0	10,922	6,750	18,500	25,250	36,172	79,714	52,970
Total Operating Expenses	325,675	250,748	507,621	557,259		1,124,691	891,920								11,701,714	12,209,335	181,320	144,323	194,116	338,439	519,759	1,124,691	797,639	76,820	106,349	112,269	218,617	295,437	0	94,281	258,140	250,672	306,385	557,056	815,196	1,124,691	891,920
Net Operating Loss	(325,675)	(250,748)	(507,621)	(557,259)		(1,124,691)	(891,920)								(11,701,714)	(12,209,335)	(181,320)	(144,323)	(194,116)	(338,439)	(519,759)	(1,124,691)	(797,639)	(76,820)	(106,349)	(112,269)	(218,617)	(295,437)	0	(94,281)	(258,140)	(250,672)	(306,385)	(557,056)	(815,196)	(1,124,691)	(891,920)
Gain on Mineral Claim Sales	0	0	113,499	4,500		4,500	103,500								227,744	341,243	0	0	4,500	4,500	4,500	4,500	103,500	0	0	0	0	0		0	0	0	4,500	4,500	4,500	4,500	103,500
Gain on Joint-Ventures																	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0